RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Direct Costs of Leased and Rented Property or Equipment	$ 33,000
Operating Leases Annual Rental Expense	396,000
Operating Lease, Expense	396,000	$ 846,000
Mr Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Contributions	$ 0	$ 762,688	$ 4,961,320